BALANCE SHEET (Parenthetical) (USD $)	Oct. 28, 2011
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, issued	0
Preferred stock, outstanding	0
Common stock, par value	$ 0.0001
Common stock, shares authorized	75,000,000
Common stock, shares issued	12,500,000
Common stock, shares outstanding	12,500,000